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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07611

                          Pioneer Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30


Date of reporting period:  October 1, 2004 through September 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------



                                     PIONEER
                             -----------------------
                                      VALUE
                                      FUND



                                     Annual
                                     Report

                                     9/30/05


[Logo] PIONEER
       Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                           1

Portfolio Summary                                               2

Prices and Distributions                                        3

Performance Update                                              4

Comparing Ongoing Fund Expenses                                10

Portfolio Management Discussion                                12

Schedule of Investments                                        15

Financial Statements                                           22

Notes to Financial Statements                                  32

Report of Independent Registered Public Accounting Firm        42

Trustees, Officers and Service Providers                       43

Pioneer Value Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 9/30/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
Questions about the economic outlook moved from theoretical to real when Hurricanes Katrina and Rita wreaked devastation on people and property across much of the Gulf Coast. Before the storms struck, the economy had been motoring forward, with strong profit growth and good jobs numbers being reported across a range of sectors. Despite ten straight hikes by the Federal Reserve Board, interest rates were at tolerable levels, and businesses and households were managing to live with rising energy costs. The Fed raised rates again in September, suggesting continued concern that inflationary fires are merely banked, not extinguished. The stimulative effect of massive recovery spending may have been a factor in the Fed's decision. Damage to many Gulf area facilities may also keep oil and gasoline supplies tight and restrain GDP growth for a time. By late in the third quarter, energy prices had backed off peak levels, but remained high enough to prompt worries over their impact on consumers and the economy in general.

Consumers are key to the economy's direction. The national savings rate stands near zero, leaving households with little financial slack to continue absorbing punishing prices at the pump and in their heating and utility bills; confidence understandably sagged after the storms. However, U.S. consumers are notably resilient. If conditions in the job market rebound from storm-induced disruptions, their behavior seems unlikely to change very much.

Barring surprises, the hurricanes have not undercut our favorable expectations for the rest of the year. We believe carefully selected, high-quality stocks and bonds still show potential for solid results even in a slower-growth environment. With that in mind, our global investment experts are well positioned to seek attractive opportunities around the world.

Another Fund Group Joins the Pioneer Family

Pioneer Investment Management recently completed the acquisition of AmSouth Bancorporation's mutual fund management business. This transaction, our fifth in two years, adds seven new funds to our lineup and expands assets under management by over $5 billion. Transactions such as these increase our ability to offer competitively priced products to our shareholders and other investors through the services of their financial advisors.

Please consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer investments for a prospectus containing this information. Please read the information carefully.



Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 9/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following was represented as a pie chart in the printed materials.]

U.S. Common Stocks                                             89.2%
International Common Stocks                                     0.5%
Depositary Receipts for International Stocks                    2.9%
Temporary Cash Investments                                      7.4%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following was represented as a pie chart in the printed materials.]

Materials                                                       3.3%
Telecommunication Services                                      5.8%
Consumer Staples                                                5.9%
Utilities                                                       6.4%
Industrials                                                     7.2%
Health Care                                                     8.5%
Consumer Discretionary                                          8.9%
Information Technology                                          9.6%
Energy                                                         20.2%
Financials                                                     24.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

1.   Citigroup, Inc.             4.01%      6.   Bank of America Corp.      2.88%
2.   Altria Group, Inc.          3.75       7.   Tyco International, Ltd.   2.87
3.   ConocoPhillips              3.66       8.   American International     2.59
                                                 Group, Inc.
4.   Merrill Lynch & Co., Inc.   3.20       9.   First Data Corp.           2.55
5.   Exxon Mobil Corp.           3.15      10.   Cardinal Health, Inc.      2.48

* This list excludes temporary cash and derivative instruments. The Portfolio is actively managed, and current holdings may be different.

Pioneer Value Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


Net Asset Value Per Share

 Class   9/30/05   9/30/04
------- --------- --------
   A     $17.55    $18.83
   B     $16.40    $17.87
   C     $16.39    $17.87
   R     $17.10    $18.64
   Y     $17.59    $18.84


      Class              9/30/05   12/11/04
-----------------       --------- -----------
Investor Class Shares    $17.57    $17.30


Distributions Per Share
--------------------------------------------------------------------------------

                     10/1/04 - 9/30/05
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
---------------------------------------------------
   A      $ 0.116        $0.425          $3.1323
   B      $     -        $0.425          $3.1323
   C      $     -        $0.425          $3.1323
   R      $     -        $0.425          $3.1323
   Y      $0.1808        $0.425          $3.1323


                                       12/11/04 - 9/30/05
                           -------------------------------------------
                                Net
                            Investment     Short-Term      Long-Term
           Class              Income     Capital Gains   Capital Gains
----------------------------------------------------------------------
   Investor Class Shares     $  0.070       $ 0.170        $  0.790

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the Value of $10,000 Investment charts on pages 4-9.

Pioneer Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/05                               CLASS A SHARES


Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Value Fund at public offering price, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of September 30, 2005)
                                              Public
                               Net Asset     Offering
Period                        Value (NAV)   Price (POP)
10 Years                        7.24%         7.24%
5 Years                         4.43          3.20
1 Year                         13.81          7.26

[The following was represented as a mountain chart in the printed materials.]

Value of $10,000 Investment

           Pioneer      Russell 1000
         Value Fund     Value Index
9/95        9425           10000
            11223          11795
9/97        16381          16785
            12455          17389
9/99        13932          20644
            16203          22484
9/01        14765          20480
            12287          17009
9/03        15105          21154
            17680          25494
9/05        20121          29748

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/05                                      CLASS B SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Value Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of September 30, 2005)
                                 If         If
Period                          Held     Redeemed
Life-of-Class
(7/1/96)                       5.56%      5.56%
5 Years                        3.26       3.26
1 Year                        12.66       8.99

[The following was represented as a mountain chart in the printed materials.]

Value of $10,000 Investment

           Pioneer      Russell 1000
         Value Fund     Value Index
7/96        10000          10000
            10926          10695
9/97        15797          15220
            11886          15767
9/99        13149          18719
            15097          20387
9/01        13611          18571
            11205          15423
9/03        13570          19181
            15735          23117
9/05        17727          26974

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/05                                    CLASS C SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Value Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of September 30, 2005)
                                 If         If
Period                          Held     Redeemed
Life-of-Class
(7/1/96)                       5.55%      5.55%
5 Years                        3.23       3.23
1 Year                        12.60      12.60

[The following was represented as a mountain chart in the printed materials.]

Value of $10,000 Investment

           Pioneer      Russell 1000
         Value Fund     Value Index
7/96        10000         10000
9/96        10921         10695
            15781         15220
9/98        11897         15767
9/99        13166         18719
            15119         20387
9/01        13610         18571
            11190         15423
9/03        13607         19181
            15737         23117
9/05        17721         26974

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/05                                INVESTOR CLASS SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------

Average Annual Total Returns
(As of September 30, 2005)
                                If       If
Period                         Held   Redeemed
Life-of-Class
(12/11/04)                    7.54%    7.54%

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/05                                      CLASS R SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Value Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of September 30, 2005)
                                 If         If
Period                          Held     Redeemed
10 Years                       6.49%      6.49%
5 Years                        3.50       3.50
1 Year                        11.65      11.65

[The following was represented as a mountain chart in the printed materials.]

Value of a $10,000 Investment

           Pioneer      Russell 1000
         Value Fund     Value Index
9/95        10000          10000
            11159          11795
9/97        16203          16785
            12264          17389
9/99        13645          20644
            15793          22484
9/01        14323          20480
            11854          17009
9/03        14528          21154
            16800          25494
9/05        18757          29748

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/05                                       CLASS Y SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Value Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of September 30, 2005)
                                 If         If
Period                          Held     Redeemed
 10 Years                      7.30%      7.30%
 5 Years                       4.55       4.55
 1 Year                       14.40      14.40

[The following was represented as a mountain chart in the printed materials.]

Value of a $10,000 Investment

           Pioneer      Russell 1000
         Value Fund     Value Index
9/95        10000          10000
            11218          11795
9/97        16373          16785
            12449          17389
9/99        13926          20644
            16195          22484
9/01        14757          20480
            12281          17009
9/03        15098          21154
            17680          25494
9/05        20226          29748

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Y shares prior to their inception (8/11/04) would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Value Fund

Based on actual returns from April 1, 2005 through September 30, 2005

Share Class             A            B            C            I            R            Y
-------------------------------------------------------------------------------------------------
Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 4/1/05

Ending Account      $1,061.56    $1,056.15    $1,056.09    $1,049.38    $1,050.13    $1,063.89
Value On 9/30/05

Expenses Paid       $    5.01    $   10.45    $   10.53    $    6.23    $   18.44    $    3.04
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, 2.03%, 2.08%, 3.05%, 0.59% and 0.75% for Class A, Class B, Class C, Class R, Class Y and Class I, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from April 1, 2005 through September 30, 2005

Share Class             A            B            C            I            R            Y
--------------------------------------------------------------------------------------------------
Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 4/1/05

Ending Account      $1,020.17    $1,014.87    $1,014.65    $1,021.32    $1,009.76    $1,022.11
Value On 9/30/05

Expenses Paid       $    4.91    $   10.24    $   10.32    $    6.14    $   18.08    $    2.97
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, 2.03%, 2.08%, 3.05%, 0.59% and 0.75% for Class A, Class B, Class C, Class R, Class Y and Class I, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/05
--------------------------------------------------------------------------------

U.S. equity markets peaked last spring, then stalled as the high cost of energy and rising interest rates gave investors pause. Large-cap value stocks once again led large-cap growth issues, as measured by Russell's 1000 Value and 1000 Growth Indexes, respectively. In the following discussion, Rod Wright, lead portfolio manager and strategy director of Pioneer's value team, and portfolio manager Aaron Clark review the market and the economy and describe the factors that affected the Fund's performance for this 12-month period.


Q:   Please describe the investment background over the last 12 months.


A: For the first half of this period, stocks trended higher despite fast-rising energy costs and repeated hikes in interest rates. But the market lost steam last spring when it became clear that the Federal Reserve Board was determined to keep inflation at bay through further rate increases and that energy prices weren't about to retreat. For the rest of the period, investors have been assessing the possible impact of these macroeconomic forces on corporate earnings and consumer spending patterns, resulting in directionless equity markets, often reacting reflexively to short-term movements in energy prices. As is often the case during periods of uncertainty, value stocks delivered better results than more volatile growth issues.


Q:   How did Pioneer Value Fund perform against that background?


A: For the 12 months ended September 30, 2005, Pioneer Value Fund's Class A shares had a total return at net asset value of 13.81%. This figure lagged the 16.69% return of the Russell 1000 Value Index, the Fund's benchmark, for the same period. During the 12-month period, the average return of the 443 funds in Lipper's large-cap value category was 13.36%.


     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.


     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   Which of your decisions or strategies had a positive impact on performance?


A: Continuing increases in oil and gas prices made the energy sector the period's number one performer and boosted several Fund holdings. Among them were independent producer Devon Energy, Conoco Phillips, an integrated energy company, and Suncor, which needs high prices to extract oil profitably from petroleum-rich shale. But holding an underweight position in ExxonMobil at a time of rising prices tempered sector results.


     Shares of London-based Vodafone, a global operator of mobile phone networks, rose as wireless telephony continues to take business from wireline phones. Our avoidance of the slumping Regional Bell Companies also helped relative returns. In technology, Symantec's announced acquisition of Veritas Software provided a performance boost. And Finland's Nokia, a leading manufacturer of mobile telephones, has made a strong turnaround following a period of disappointments.


     In health care, shares of IVAX, a maker of generic medications, rose when Israel's Teva Pharmaceutical announced plans to acquire it. Shares of Cardinal Health continued to rise following our opportunistic purchase. Cardinal, which operates chiefly as a middleman between drug companies and healthcare providers, has prospered under a revised business model that removes the risks of holding costly inventory.


Q:   Which of the Fund's positions held back results?


A: Our benchmark's strong performance was fueled in part by high-yielding issues. Because income generation is not a primary mandate for the Fund, we were underweighted among utilities, the period's second-best sector and one known for traditionally high yields. Performance suffered as a result.


     We were correctly positioned with an underweight stance - compared to our benchmark - in the weak financial services sector, but unsuccessful stock selection offset that advantage. Insurance broker Marsh McLennan dropped abruptly when New York State's Attorney General brought charges of bid-rigging and other improprieties; rather than await uncertain legal developments, we took a loss in the position. The cloudy insurance outlook also pressured shares of Berkshire Hathaway, which has many commitments in that industry. Regulatory questions also hung over Freddie Mac, the Federal Home Loan Mortgage Corporation. Lackluster

Pioneer Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/05                            (continued)
--------------------------------------------------------------------------------

     performance at First Data Corporation, a processor of credit card transactions, hurt comparative results.


     Results among materials companies benefited from our not owning chemical giants Dow Chemical and DuPont. However, failure to own Monsanto was a negative, as shares rose. Tyco, an industrial conglomerate and long-time Fund holding, slumped after failing to meet management's forecasts. Tyco appears attractively positioned for the future, and we are retaining the Fund's position.


Q:   What is your outlook for the economy and for value stocks?


A: While undeniably devastating, the Gulf hurricanes will have, we think, only temporary economic repercussions. In the short term, construction, machinery and other industries involved in the massive rebuilding effort will benefit. Taking a longer view, although energy prices were declining as the period ended, they are significantly higher than a year ago; high energy prices often foreshadow a cooling economy. The long string of interest rate hikes also points to slowing growth, as does evidence of inflation that is popping up in many areas. Consumer spending constitutes the bulk of U.S. economic activity. High energy prices and rising interest rates are bound to have an impact on household outlays over the next few quarters, especially given prevailing low rates of saving. Other imponderables include the policies that the new head of the Federal Reserve Board will pursue. More positively, many corporations are in good financial shape to continue hiring and current interest rates appear manageable. We are positioning the Fund cautiously given our concerns, but we believe growth will continue at a more moderate pace.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. These risks may increase share price volatility.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05
--------------------------------------------------------------------------------

   Shares                                                                  Value
               COMMON STOCKS - 94.1%
               Energy - 17.9%
               Integrated Oil & Gas - 11.4%
1,487,000      Chevron Corp.                                      $   96,253,510
2,214,170      ConocoPhillips                                        154,792,625
2,092,912      Exxon Mobil Corp.                                     132,983,628
1,024,400      Occidental Petroleum Corp.                             87,514,492
  700,000      Suncor Energy, Inc.                                    42,371,000
                                                                  --------------
                                                                  $  513,915,255
                                                                  --------------
               Oil & Gas Drilling - 2.1%
  775,000      ENSCO International, Inc.                          $   36,107,250
  405,000      Nabors Industries, Inc.*                               29,091,150
  450,000      Transocean Offshore Inc.*                              27,589,500
                                                                  --------------
                                                                  $   92,787,900
                                                                  --------------
               Oil & Gas Equipment & Services - 0.6%
  354,000      Halliburton Co.*                                   $   24,256,080
                                                                  --------------
               Oil & Gas Exploration & Production - 3.8%
  630,000      Apache Corp.                                       $   47,388,600
  400,000      Anadarko Petroleum Corp.                               38,300,000
1,265,000      Devon Energy Corp.                                     86,829,600
                                                                  --------------
                                                                  $  172,518,200
                                                                  --------------
               Total Energy                                       $  803,477,435
                                                                  --------------
               Materials - 4.1%
               Diversified Metals & Mining - 1.2%
1,125,000      Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   54,663,750
                                                                  --------------
               Forest Products - 1.2%
  775,500      Weyerhaeuser Co.                                   $   53,315,625
                                                                  --------------
               Industrial Gases - 1.1%
1,072,800      Praxair, Inc.                                      $   51,419,304
                                                                  --------------
               Metal & Glass Containers - 0.6%
  720,600      Ball Corp.                                         $   26,474,844
                                                                  --------------
               Total Materials                                    $  185,873,523
                                                                  --------------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05                                    (continued)
--------------------------------------------------------------------------------

   Shares                                                        Value
               Capital Goods - 6.1%

               Aerospace & Defense - 1.2%
1,078,600      United Technologies Corp.                $   55,914,624
                                                        --------------
               Construction & Farm Machinery & Heavy Trucks - 2.2%
1,616,000      Deere & Co.                              $   98,899,200
                                                        --------------
               Industrial Conglomerates - 2.7%
4,354,400      Tyco International, Ltd.                 $  121,270,040
                                                        --------------
               Total Capital Goods                      $  276,083,864
                                                        --------------
               Transportation - 0.6%
               Air Freight & Couriers - 0.6%
  410,600      United Parcel Service                    $   28,384,778
                                                        --------------
               Total Transportation                     $   28,384,778
                                                        --------------
               Media - 7.6%
               Broadcasting & Cable TV - 4.1%
3,022,800      Clear Channel Communications, Inc.       $   99,419,892
2,875,000      Comcast Corp.*                               84,467,500
                                                        --------------
                                                        $  183,887,392
                                                        --------------
               Movies & Entertainment - 3.5%
5,100,000      Time Warner, Inc.                        $   92,361,000
1,956,000      Viacom, Inc. (Class B)                       64,567,560
                                                        --------------
                                                        $  156,928,560
                                                        --------------
               Total Media                              $  340,815,952
                                                        --------------
               Retailing - 0.8%
               Specialty Stores - 0.8%
1,700,000      Foot Locker, Inc.                        $   37,298,000
                                                        --------------
               Total Retailing                          $   37,298,000
                                                        --------------
               Food, Beverage & Tobacco - 5.6%
               Soft Drinks - 2.1%
  974,900      The Coca-Cola Co.                        $   42,105,931
  870,000      PepsiCo, Inc.                                49,337,700
                                                        --------------
                                                        $   91,443,631
                                                        --------------
               Tobacco - 3.5%
2,150,000      Altria Group, Inc.                       $  158,476,500
                                                        --------------
               Total Food, Beverage & Tobacco           $  249,920,131
                                                        --------------

16    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                          Value
               Health Care Equipment & Services - 5.5%

               Health Care Distributors - 2.3%
1,650,000      Cardinal Health, Inc.                      $  104,676,000
                                                          --------------
               Health Care Equipment - 0.7%
1,395,000      Boston Scientific Corp.*                   $   32,601,150
                                                          --------------
               Health Care Facilities - 2.0%
  802,200      HCA, Inc.                                  $   38,441,424
4,500,000      Tenet Healthcare Corp.*                        50,535,000
                                                          --------------
                                                          $   88,976,424
                                                          --------------
               Managed Health Care - 0.5%
  259,200      Wellpoint, Inc.*                           $   19,652,544
                                                          --------------
               Total Health Care Equipment & Services     $  245,906,118
                                                          --------------
               Pharmaceuticals & Biotechnology - 2.6%
               Pharmaceuticals - 2.6%
1,600,000      Bristol-Myers Squibb Co.                   $   38,496,000
1,950,000      Schering-Plough Corp.                          41,047,500
  766,000      Wyeth                                          35,442,820
                                                          --------------
                                                          $  114,986,320
                                                          --------------
               Total Pharmaceuticals & Biotechnology      $  114,986,320
                                                          --------------
               Banks - 3.9%
               Diversified Banks - 3.9%
2,887,800      Bank of America Corp.                      $  121,576,380
1,146,000      Wachovia Corp.                                 54,538,140
                                                          --------------
                                                          $  176,114,520
                                                          --------------
               Total Banks                                $  176,114,520
                                                          --------------
               Diversified Financials - 13.5%
               Asset Management & Custody Banks - 1.3%
2,098,900      The Bank of New York Co., Inc.             $   61,728,649
                                                          --------------
               Consumer Finance - 1.9%
4,600,000      Providian Financial Corp.*                 $   81,328,000
                                                          --------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05                                    (continued)
--------------------------------------------------------------------------------

   Shares                                                          Value
              Investment Banking & Brokerage - 6.5%

  813,000     Goldman Sachs Group, Inc. (b)               $   98,844,540
  500,000     Lehman Brothers Holdings, Inc.                  58,240,000
2,203,000     Merrill Lynch & Co., Inc.                      135,154,050
                                                          --------------
                                                          $  292,238,590
                                                          --------------
              Diversified Financial Services - 3.8%
3,723,600     Citigroup, Inc.                             $  169,498,272
                                                          --------------
              Total Diversified Financials                $  604,793,511
                                                          --------------
              Insurance - 5.4%
              Life & Health Insurance - 1.2%
2,575,000     UNUM Corp. (b)                              $   52,787,500
                                                          --------------
              Multi-Line Insurance - 2.4%
1,767,000     American International Group, Inc.          $  109,483,320
                                                          --------------
              Property & Casualty Insurance - 1.8%
1,430,000     Allstate Corp.                              $   79,064,700
                                                          --------------
              Total Insurance                             $  241,335,520
                                                          --------------
              Software & Services - 6.3%
              Data Processing & Outsourced Services - 2.4%
2,700,000     First Data Corp.                            $  108,000,000
                                                          --------------
              IT Consulting & Other Services - 1.0%
1,800,000     Accenture, Ltd.*                            $   45,828,000
                                                          --------------
              Systems Software - 2.9%
3,086,600     Microsoft Corp.                             $   79,418,218
2,251,596     Symantec Corp.*                                 51,021,165
                                                          --------------
                                                          $  130,439,383
                                                          --------------
              Total Software & Services                   $  284,267,383
                                                          --------------
              Technology Hardware & Equipment - 2.7%
              Communications Equipment - 1.8%
1,450,000     Motorola, Inc.                              $   32,030,500
2,835,000     Nokia Corp. (A.D.R.)                            47,939,850
                                                          --------------
                                                          $   79,970,350
                                                          --------------
              Computer Hardware - 0.9%
1,481,500     Hewlett-Packard Co.                         $   43,259,800
                                                          --------------
              Total Technology Hardware & Equipment       $  123,230,150
                                                          --------------

18    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                   Value
              Telecommunication Services - 5.5%

              Integrated Telecommunication Services - 4.0%
  600,000     Alltel Corp.                                $   39,066,000
2,391,600     BellSouth Corp.                                 62,899,080
3,303,359     Sprint Nextel Corp.*                            78,553,877
                                                          --------------
                                                          $  180,518,957
                                                          --------------
              Wireless Telecommunication Services - 1.5%
1,765,000     Vodafone Group Plc (A.D.R.)                 $   45,837,050
8,000,000     Vodafone Group Plc                              20,793,391
                                                          --------------
                                                          $   66,630,441
                                                          --------------
              Total Telecommunication Services            $  247,149,398
                                                          --------------
              Utilities - 6.0%
              Electric Utilities - 4.0%
  484,000     Dominion Resources, Inc.                    $   41,691,760
1,100,000     Edison International                            52,008,000
  464,800     Entergy Corp.                                   34,543,936
  957,400     Exelon Corp.                                    51,163,456
                                                          --------------
                                                          $  179,407,152
                                                          --------------
              Independent Power Producer & Energy Traders - 2.0%
  259,200     Constellation Energy Group                  $   15,966,720
  650,000     TXU Corp.                                       73,372,000
                                                          --------------
                                                          $   89,338,720
                                                          --------------
              Total Utilities                             $  268,745,872
                                                          --------------
              TOTAL COMMON STOCKS
              (Cost $3,424,214,254)                       $4,228,382,475
                                                          --------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05                                    (continued)
--------------------------------------------------------------------------------

   Principal
      Amount                                                       Value
                  TEMPORARY CASH INVESTMENTS - 7.5%
                  Repurchase Agreement - 5.6%
$250,000,000      UBS Warburg, Inc., 3.25%, dated 9/30/05,
                  repurchase price of $250,000,000 plus
                  accrued interest on 10/3/05 collateralized
                  by $56,817,000 U.S Treasury Note, 3.375%,
                  2/28/07 and $190,510,000 U.S. Treasury
                  Note, 6.125%, 8/15/07                   $  250,000,000

    Shares
               Time Deposits - 1.9%
16,815,489     Bank of Nova Scotia                        $   16,815,489
 7,053,478     Bank of Scotland                                7,053,478
18,809,272     BNP Paribas                                    18,809,272
18,809,272     Dresdner Bank AG                               18,809,272
25,392,518     Rabobank Nederland N.V.                        25,392,518
                                                          --------------
                                                          $   86,880,029
                                                          --------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $336,880,029)                        $  336,880,029
                                                          --------------
               TOTAL INVESTMENTS IN SECURITIES - 101.6%
               (Cost $3,761,094,272)                      $4,565,262,504
                                                          --------------
               OTHER ASSETS AND LIABILITIES - (1.6)%      $  (70,370,121)
                                                          --------------
               TOTAL NET ASSETS - 100.0%                  $4,494,892,383
                                                          ==============

(A.D.R.) American Depositary Receipt

*    Non-Income producing security

(a) At September 30, 2005, the net unrealized gain on investments for federal income tax puposes of $3,772,524,521 was as follows

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $854,416,797
                                                                                ------------
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                          (61,678,814)
                                                                                ------------
       Net unrealized gain                                                      $792,737,983
                                                                                ============

20    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(b)  At September 31, 2005, the following securities were out on loan:

       Shares     Security                      Market Value
      289,132     Eastman Kodak, Inc. (c)       $ 7,034,582
      300,000     Goldman Sachs Group, Inc.      36,474,000
    2,035,241     UNUM Corp.                     41,722,441
                                                -----------
                  Total                         $85,231,023
                                                ===========

(c)  Pending sale at 9/30/05

Purchases and sales of securities (excluding temporary cash investments) for the year ended September 30, 2005 aggregated $2,109,877,987 and $2,571,573,809, respectively.

The accompanying notes are an integral part of these financial statements.   21

Pioneer Value Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/05
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $85,231,023) (cost $3,761,094,272)                          $4,565,262,504
  Cash                                                              28,732,162
  Receivables -
    Investment securities sold                                     139,036,613
    Fund shares sold                                                 1,739,846
    Dividends, interest and foreign taxes withheld                   5,985,545
  Other                                                                 65,646
                                                                --------------
     Total assets                                               $4,740,822,316
                                                                --------------
LIABILITIES:
  Payables -
    Investment securities purchased                             $  154,371,931
    Fund shares repurchased                                          3,232,929
    Upon return of securities loaned                                86,880,029
  Due to affiliates                                                    990,891
  Accrued expenses                                                     454,153
                                                                --------------
     Total liabilities                                          $  245,929,933
                                                                --------------
NET ASSETS:
  Paid-in capital                                               $3,668,949,171
  Undistributed net investment income                               22,048,959
  Accumulated net realized gain on investments and foreign
    currency transactions                                             (273,979)
  Net unrealized gain on investments                               804,168,232
                                                                --------------
     Total net assets                                           $4,494,892,383
                                                                ==============
NET ASSET VALUE PER SHARE:
  (Unlimited number of shares authorized)
  Class A (based on $3,997,849,173/227,763,026 shares)          $        17.55
                                                                ==============
  Class B (based on $51,163,741/3,119,200 shares)               $        16.40
                                                                ==============
  Class C (based on $8,926,224/544,644 shares)                  $        16.39
                                                                ==============
  Investor Class (based on $125,647,019/7,151,014 shares)       $        17.57
                                                                ==============
  Class R (based on $34,045/1,991 shares)                       $        17.10
                                                                ==============
  Class Y (based on $311,272,181/17,692,908 shares)             $        17.59
                                                                ==============
MAXIMUM OFFERING PRICE:
  Class A ($17.55 [divided by] 94.25%)                          $        18.62
                                                                ==============

22    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 9/30/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $292,590)        $ 71,851,824
  Interest                                                        1,697,522
  Income from securities loaned, net                                139,835
                                                               ------------
     Total investment income                                                      $ 73,689,181
                                                                                  ------------
EXPENSES:
  Management fees
   Basic Fee                                                   $ 24,158,168
   Performance Adjustment                                        (2,848,006)
  Transfer agent fees and expenses
   Class A                                                        6,469,789
   Class B                                                          138,925
   Class C                                                           45,989
   Investor Class                                                   181,454
   Class R                                                              473
   Class Y                                                              644
  Distribution fees
   Class A                                                        9,088,382
   Class B                                                          303,278
   Class C                                                           91,514
   Class R                                                              119
  Administrative reimbursements                                     782,002
  Custodian fees                                                    141,297
  Registration fees                                                 103,595
  Professional fees                                                 202,249
  Printing expense                                                  398,068
  Fees and expenses of nonaffiliated trustees                        81,127
  Miscellaneous                                                     111,215
                                                               ------------
     Total expenses                                                               $ 39,450,282
     Less fees paid indirectly                                                         (94,446)
                                                                                  ------------
     Net expenses                                                                 $ 39,355,836
                                                                                  ------------
       Net investment income                                                      $ 34,333,345
                                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on:
   Investments                                                 $364,851,453
   Other assets and liabilities denominated in foreign
     currencies                                                     220,678       $365,072,131
                                                               ------------       ------------
  Change in net unrealized gain (loss) on:
   Investments                                                 $120,247,329
   Other assets and liabilities denominated in foreign
     currencies                                                      (4,270)      $120,243,059
                                                               ------------       ------------
  Net gain on investments and foreign currency transactions                       $485,315,190
                                                                                  ------------
  Net increase in net assets resulting from operations                            $519,648,535
                                                                                  ============

The accompanying notes are an integral part of these financial statements.   23

Pioneer Value Fund
-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------
For the Years Ended 9/30/05 and 9/30/04

                                                             Year Ended         Year Ended
                                                              9/30/05            9/30/04
FROM OPERATIONS:
Net investment income                                     $   34,333,345     $  26,854,247
Net realized gain on investments and futures contracts       365,072,131       410,577,522
Change in net unrealized gain on investments                 120,243,059       142,427,737
                                                          --------------     ---------------
    Net increase in net assets resulting
     from operations                                      $  519,648,535     $ 579,859,506
                                                          --------------     ---------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.12 and $0.14 per share, respectively)     $  (25,577,281)    $ (28,499,251)
    Investor Class ($0.07 and $0.00 per share,
     respectively)                                              (494,415)                -
    Class R ($0.00 and $0.09 per share, respectively)                  -               (18)
    Class Y ($0.18 and $0.00 per share, respectively)            (88,697)                -
Net realized gain:
    Class A ($3.56 and $0.04 per share, respectively)     $ (712,796,982)    $  (8,442,480)
    Class B ($3.56 and $0.04 per share, respectively)         (5,912,060)          (57,538)
    Class C ($3.56 and $0.04 per share, respectively)         (1,766,558)          (17,230)
    Investor Class ($0.96 and $0.00 per share,
     respectively)                                            (6,586,748)                -
    Class R ($3.56 and $0.04 per share, respectively)             (3,431)               (1)
    Class Y ($3.56 and $0.00 per share, respectively)         (1,279,809)                -
                                                          --------------     ---------------
     Total distributions to shareowners                   $ (754,505,981)    $ (37,016,518)
                                                          --------------     ---------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $  188,636,084     $ 154,313,837
Shares issued in reorganization                              567,020,957                 -
Reinvestment of distributions                                705,941,513        33,639,128
Cost of shares repurchased                                  (521,289,250)     (394,332,655)
                                                          --------------     ---------------
    Net increase (decrease) in net assets resulting
     from Fund share transactions                         $  940,309,304     $(206,379,690)
                                                          --------------     ---------------
    Net increase in net assets                            $  705,451,859     $ 336,463,298
NET ASSETS:
Beginning of year                                          3,789,440,524     3,452,977,226
                                                          --------------     ---------------
End of year (including undistributed net investment
  income of $22,048,959 and $13,655,329
  respectively)                                           $4,494,892,383     $3,789,440,524
                                                          ==============     ==============

24    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

CLASS A                            '05 Shares        '05 Amount       '04 Shares        '04 Amount
Shares sold                          9,244,764    $  164,906,907        7,254,846    $  132,850,875
Shares issued in
  reorganization                     6,351,296       110,131,470
Reinvestment of distributions       39,775,790       691,163,792        1,882,875        33,571,800
Less shares repurchased            (26,554,629)     (476,508,621)     (20,956,950)     (383,611,951)
                                   -----------    --------------      -----------    --------------
    Net increase (decrease)         28,817,221    $  489,693,548      (11,819,229)   $ (217,189,276)
                                   ===========    ==============      ===========    ==============
CLASS B
Shares sold                            338,605    $    5,696,208          821,981    $   14,282,504
Shares issued in
  reorganization                     1,481,298        24,011,839
Reinvestment of distributions          329,840         5,377,266            3,250            52,391
Less shares repurchased               (845,504)      (14,304,832)        (412,570)       (7,199,035)
                                   -----------    --------------      -----------    --------------
    Net increase                     1,304,239    $   20,780,481          412,661    $    7,135,860
                                   ===========    ==============      ===========    ==============
CLASS C
Shares sold                            144,059    $    2,414,742          304,266    $    5,316,476
Reinvestment of distributions           93,738         1,527,246              924            14,922
Less shares repurchased               (206,212)       (3,491,263)        (202,030)        3,518,368
                                   -----------    --------------      -----------    --------------
    Net increase                        31,585    $      450,725          103,160    $    8,849,766
                                   ===========    ==============      ===========    ==============
INVESTOR CLASS
Shares sold                              7,745    $      134,553
Shares issued in
  reorganization                     7,975,352       137,973,598
Reinvestment of distributions          370,664         6,503,458
Less shares repurchased             (1,202,747)      (21,250,235)
                                   -----------    --------------
    Net increase                     7,151,014    $  123,361,374
                                   ===========    ==============
CLASS R
Shares sold                              1,614    $       28,279              620    $       11,646
Reinvestment of distributions              193             3,302                1                15
Less shares repurchased                   (355)           (6,169)            (118)           (2,174)
                                   -----------    --------------      -----------    --------------
    Net increase                         1,452    $       25,412              503    $        9,487
                                   ===========    ==============      ===========    ==============
CLASS Y
Shares sold                            863,316    $   15,455,395           99,435    $    1,852,336
Shares issued in
  reorganization                    16,968,012       294,904,050
Reinvestment of distributions           78,254         1,366,449                -                 -
Less shares repurchased               (316,049)       (5,728,130)             (60)           (1,127)
                                   -----------    --------------      -----------    --------------
    Net increase                    17,593,533    $  305,997,764           99,375    $    1,851,209
                                   ===========    ==============      ===========    ==============

The accompanying notes are an integral part of these financial statements.   25

Pioneer Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended     Year Ended
CLASS A                                                          9/30/05        9/30/04
Net asset value, beginning of period                           $    18.83     $    16.25
                                                               ----------     ----------
Increase (decrease) from investment operations:
 Net investment income                                         $     0.14     $     0.14
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      2.26           2.62
                                                               ----------     ----------
   Net increase (decrease) from investment operations          $     2.40     $     2.76
Distributions to shareowners:
 Net investment income                                              (0.12)         (0.14)
 Net realized loss                                                  (3.56)         (0.04)
                                                               ----------     ----------
Net increase (decrease) in net asset value                     $    (1.28)    $     2.58
                                                               ----------     ----------
Net asset value, end of period                                 $    17.55     $    18.83
                                                               ==========     ==========
Total return*                                                       13.81%         17.04%
Ratio of net expenses to average net assets+                         0.98%          1.02%
Ratio of net investment income to average net assets+                0.85%          0.72%
Portfolio turnover rate                                                53%            40%
Net assets, end of period (in thousands)                       $3,997,849     $3,745,950
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                        0.97%          1.02%
 Net investment income                                               0.86%          0.72%


Pioneer Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended      Year Ended      Year Ended
CLASS A                                                          9/30/03        9/30/02         9/30/01
Net asset value, beginning of period                           $    15.29      $   19.12       $   22.67
                                                               ----------      ---------       ---------
Increase (decrease) from investment operations:
 Net investment income                                         $     0.11      $    0.15       $    0.17
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      3.20          (3.17)          (2.05)
                                                               ----------      ---------       ---------
   Net increase (decrease) from investment operations          $     3.31      $   (3.02)      $   (1.88)
Distributions to shareowners:
 Net investment income                                              (0.24)         (0.09)          (0.14)
 Net realized loss                                                  (2.11)         (0.72)          (1.52)
                                                               ----------      ---------       ---------
Net increase (decrease) in net asset value                     $     0.96      $   (3.83)      $   (3.55)
                                                               ----------      ---------       ---------
Net asset value, end of period                                 $    16.25      $   15.29       $   19.12
                                                               ==========      =========       =========
Total return*                                                       22.94%        (16.78)%         (8.88)%
Ratio of net expenses to average net assets+                         1.19%          1.16%           1.01%
Ratio of net investment income to average net assets+                0.85%          0.74%           0.76%
Portfolio turnover rate                                                40%            61%              3%
Net assets, end of period (in thousands)                       $3,424,962      $3,016,623      $3,885,560
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                        1.19%          1.16%           0.99%
 Net investment income                                               0.85%          0.74%           0.78%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios assuming no reduction for fees paid indirectly.
**   Annualized

 The accompanying notes are an integral part of these financial statements.   26

--------------------------------------------------------------------------------

Pioneer Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS B                                                         9/30/05      9/30/04      9/30/03      9/30/02      9/30/01
Net asset value, beginning of period                           $ 17.87      $ 15.45      $ 14.71      $  18.53     $ 22.11
                                                               -------      -------      -------      --------     -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $ (0.04)     $ (0.04)     $ (0.13)     $  (0.08)    $  0.01
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                   2.13         2.50         3.08         (3.02)      (2.06)
                                                               -------      -------      -------      --------     -------
   Net increase (decrease) from investment operations          $  2.09      $  2.46      $  2.95      $  (3.10)    $ (2.05)
Distributions to shareowners:
 Net investment income                                               -            -        (0.10)            -           -
 Net realized loss                                               (3.56)       (0.04)       (2.11)        (0.72)      (1.53)
                                                               -------      -------      -------      --------     -------
Net increase (decrease) in net asset value                     $ (1.47)     $  2.42      $  0.74      $  (3.82)    $ (3.58)
                                                               -------      -------      -------      --------     -------
Net asset value, end of period                                 $ 16.40      $ 17.87      $ 15.45      $  14.71     $ 18.53
                                                               =======      =======      =======      ========     =======
Total return*                                                    12.66%       15.95%       21.11%       (17.68)%     (9.84)%
Ratio of net expenses to average net assets+                      2.03%        1.89%        2.69%         2.28%       2.07%
Ratio of net investment loss to average net assets+              (0.21)%      (0.15)%      (0.66)%       (0.38)%     (0.30)%
Portfolio turnover rate                                             53%          40%          40%           61%          3%
Net assets, end of period (in thousands)                       $51,164      $32,440      $21,666      $ 17,976     $22,372
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                     2.02%        1.89%        2.68%         2.29%       2.05%
 Net investment loss                                             (0.20)%      (0.15)%      (0.65)%       (0.39)%     (0.28)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios assuming no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.   27

--------------------------------------------------------------------------------

Pioneer Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
CLASS C                                                        9/30/05      9/30/04      9/30/03      9/30/02      9/30/01
Net asset value, beginning of period                           $ 17.87     $ 15.49      $ 14.69      $  18.53     $ 22.16
                                                               -------     -------      -------      --------     -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $ (0.04)    $ (0.09)     $ (0.12)     $  (0.10)    $  0.04
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                   2.12        2.51         3.13         (3.02)      (2.12)
                                                               -------     -------      -------      --------     -------
   Net increase (decrease) from investment operations          $  2.08     $  2.42      $  3.01      $  (3.12)    $ (2.08)
Distributions to shareowners:
Net investment income                                                -           -        (0.10)            -       (0.02)
 Net realized gain                                               (3.56)      (0.04)       (2.11)        (0.72)      (1.53)
                                                               -------     -------      -------      --------     -------
Net increase (decrease) in net asset value                     $ (1.48)    $  2.38      $  0.80      $  (3.84)    $ (3.63)
                                                               -------     -------      -------      --------     -------
Net asset value, end of period                                 $ 16.39     $ 17.87      $ 15.49      $  14.69     $ 18.53
                                                               =======     =======      =======      ========     =======
Total return*                                                    12.60%      15.66%       21.61%       (17.79)%     (9.98)%
Ratio of net expenses to average net assets+                      2.08%       2.21%        2.48%         2.32%       2.15%
Ratio of net investment loss to average net assets+              (0.25)%     (0.47)%      (0.44)%       (0.42)%     (0.39)%
Portfolio turnover rate                                             53%         40%          40%           61%          3%
Net assets, end of period (in thousands)                       $ 8,926     $ 9,168      $ 6,349      $  4,256     $ 4,431
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                     2.07%       2.20%        2.47%         2.32%       2.11%
 Net investment loss                                             (0.24)%     (0.46)%      (0.43)%       (0.42)%     (0.35)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   28

Pioneer Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            For the period
                                                             from 12/11/04
                                                             (Commencement
                                                           of Operations) to
INVESTOR CLASS                                                  9/30/05
Net asset value, beginning of period                          $  17.30
                                                               -------
Increase from investment operations:
  Net investment income                                       $   0.15
  Net realized and unrealized gain on investments and
   foreign currency transactions                                  1.15
                                                               -------
     Net increase from investment operations                  $   1.30
Distributions to shareowners:
Net investment income                                            (0.07)
  Net realized loss                                              (0.96)
                                                               -------
Net increase in net asset value                               $   0.27
                                                               -------
Net asset value, end of period                                $  17.57
                                                               =======
Total return*                                                     7.54%***
Ratio of net expenses to average net assets+                      0.75%**
Ratio of net investment income to average net assets+             1.03%**
Portfolio turnover rate                                             53%
Net assets, end of period (in thousands)                      $125,647
Ratios assuming reduction for fees paid indirectly:
  Net expenses                                                    0.74%**
  Net investment income                                           1.04%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not Annualized
+    Ratio assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   29

Pioneer Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Year Ended  Year Ended    4/1/03 to
CLASS R                                             9/30/05      9/30/04      9/30/03
Net asset value, beginning of period                $ 18.64     $ 16.24      $ 13.91
                                                    -------     -------      -------
Increase from investment operations:
  Net investment income (loss)                      $ (0.18)    $ (0.12)     $  0.05
  Net realized and unrealized gain on
   investments and foreign currency
   transactions                                        2.20        2.65         2.34
                                                    -------     -------      -------
     Net increase from investment operations        $  2.02     $  2.53      $  2.39
Distributions to shareowners:
Net investment income                                     -       (0.09)       (0.06)
  Net realized loss                                   (3.56)      (0.04)           -
                                                    -------     -------      -------
Net increase (decrease) in net asset value          $ (1.54)    $  2.40      $  2.33
                                                    -------     -------      -------
Net asset value, end of period                      $ 17.10     $ 18.64      $ 16.24
                                                    =======     =======      =======
Total return*                                         11.65%      15.64%       17.19%
Ratio of net expenses to average net assets+           3.05%       2.79%        1.42%**
Ratio of net investment income (loss) to average
  net assets+                                         (1.17)%     (1.02)%       0.71%**
Portfolio turnover rate                                  53%         40%          40%
Net assets, end of period (in thousands)            $    34     $    10      $     1
Ratios assuming reduction for fees
  paid indirectly:
  Net expenses                                         3.03%       2.77%        1.42%**
  Net investment income (loss)                        (1.15)%     (1.00)%       0.71%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio assuming no reduction for fees paid indirectly.

30    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        For the period
                                                                         from 8/11/04
                                                                         (Commencement
                                                        Year Ended     of Operations) to
CLASS Y                                                   9/30/05           9/30/04
Net asset value, beginning of period                    $  18.84           $ 18.16
                                                        --------           -------
Increase from investment operations:
  Net investment income                                 $   0.12           $  0.02
  Net realized and unrealized gain on investments
   and foreign currency transactions                        2.37              0.66
                                                        --------           -------
     Net increase from investment operations            $   2.49           $  0.68
                                                        --------           -------
Distributions to shareowners:
Net investment income                                   $  (0.18)          $     -
  Net realized loss                                        (3.56)
                                                        --------           -------
Net increase (decrease) in net asset value              $  (1.25)          $  0.68
                                                        --------           -------
Net asset value, end of period                          $  17.59           $ 18.84
                                                        ========           =======
Total return*                                              14.40%             3.74%(a)
Ratio of net expenses to average net assets+                0.59%             0.61%**
Ratio of net investment income to average
  net assets+                                               1.50%             1.37%**
Portfolio turnover rate                                       53%               40%
Net assets, end of period (in thousands)                $311,272           $ 1,872
Ratios assuming reduction for fees paid indirectly:
  Net expenses                                              0.59%             0.61%**
  Net investment income                                     1.51%             1.37%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
(a)  Not annualized
**   Annualized.
+    Ratio assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   31

Pioneer Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Value Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is reasonable income and growth of capital.

The Trustees have authorized the issuance of six classes of shares of the Fund. The Fund offers six classes of shares designated as Class A, Class B, Class C, Investor Class, Class R and Class Y shares. Investor Class shares were first issued on December 10, 2004. Class R shares were first publicly offered on April 1, 2003 and Class Y shares were first publicly offered on August 11, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y and Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At September 30, 2005 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

Pioneer Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05                              (continued)
--------------------------------------------------------------------------------

C.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of distributions paid during the year ended September 30, 2005 and 2004 was as follows:

--------------------------------------------------------------------------------
                                     2005               2004
                               ----------------    --------------
Distributions paid from:
Ordinary income                 $  72,054,389       $ 28,499,269
Long-term capital gain            682,451,592          8,517,249
                                -------------       ------------
Return of capital                           -                  -
                                -------------       ------------
Total                           $ 754,505,981       $ 37,016,518
                                =============       ============
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at September 30, 2005.

--------------------------------------------------------------------------------
                                               2005
                                          --------------
Undistributed ordinary income             $ 22,048,959
Undistributed long-term gain                11,156,268
Unrealized appreciation                    792,747,984
                                          ------------
  Total                                   $825,953,211
                                          ============
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

    At September 30, 2005, The Fund reclassified $220,678 to increase undistributed net investment income and $220,678 to decrease accumulated net realized gain on investments and

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     foreign currency transactions to reflect permanent book/tax differences. This reclassification has no impact on the net asset value of the fund and is designed to present the Fund's capital accounts on a tax basis.


D.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. As of September 30, 2005, the Fund had no outstanding settlement or portfolio hedges.


E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $368,791 in underwriting commissions on the sale of Class A shares during the year ended September 30, 2005.


F.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Investor Class and Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and

Pioneer Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05                              (continued)
--------------------------------------------------------------------------------

     realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Investor Class, Class R and Class Y shares can bear different transfer agent and distribution fees.


G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


H.   Security Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in interest bearing bank deposits.

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.60% of the Fund's average daily net assets up to $5 billion, 0.575% on the next $5 billion and 0.55% on the excess over $10 billion. The basic fee is subject to a performance adjustment (limited to a maximum of -0.10% applied to average assets during the measurement period) based on the Fund's investment performance as compared with the Russell 1000[RegTM] Value Index over a rolling 36-month period. In addition, the fee is further limited to a maximum annualized rate adjustment of -0.10% (a "ceiling" and a "floor") applied to average assets during the current month. Effective August 1, 2004, PIM commenced a voluntary waiver of the minimum fee provision (the "floor"), but may reimpose it in the future. Pursuant to a shareowner vote on April 17, 2003 the benchmark was changed from the Lipper Growth & Income Funds Index effective May 1, 2003; however, the Lipper Growth & Income Index will be used for monthly periods prior to May 1, 2003 until it is eventually phased out. For the year ended September 30, 2005, the aggregate performance adjustment resulted in a decrease to the basic fee of $2,848,006. For the year ended September 30, 2005, the net management fee was equivalent to 0.53% of average daily net assets.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fees and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 1.10% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At September 30, 2005, $101,935 was payable to PIM related to management fees, administration costs and certain other services and is included in due to affiliates.

Pioneer Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05                              (continued)
--------------------------------------------------------------------------------

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $861,164 in transfer agent fees payable to PIMSS at September 30, 2005.


4.   Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C and Class R shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates is $27,792 in distribution fees payable to PFD at September 30, 2005.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay as compensation to securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y and Investor Class shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Effective December 1, 2004 Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended September 30, 2005, CDSCs in the amount of $47,913 were paid to PFD.


5.   Commission Recapture and Expense Offset Arrangements

Effective July 15, 2005, the Fund has entered into commission recapture arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. For the year ended September 30, 2005, expenses were reduced by $4,286 under this agreement. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended September 30, 2005, the Fund's expenses were reduced by $90,160 under such arrangements.


6.   Line of Credit

The Fund, along with certain others in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2%, on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended September 30, 2005, the Fund had no borrowings under this agreement.


7.   Merger Information

On December 8, 2004, beneficial owners of Safeco Large-Cap Value Fund (one of the series that comprised Safeco Common Stock Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was

Pioneer Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05                              (continued)
--------------------------------------------------------------------------------

accomplished on December 10, 2004, by exchanging all of the Safeco Fund's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganization as of that closing date ("Closing Date"):

--------------------------------------------------------------------------------------
                          Pioneer           Safeco Large-Cap            Pioneer
                        Value Fund             Value Fund             Value Fund
                   (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
                  ---------------------- ---------------------- ----------------------
  Net Assets          $3,928,863,026          $137,973,598          $4,079,685,285
  Shares Out-
  standing               227,295,131             7,250,390             235,410,358
  Investor Class
  Shares Issued                    -                     -               7,975,352
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                    Unrealized
                                   Appreciation        Accumulated
                                    on Closing        Realized Gain
                                       Date         (on Closing Date)
                                  --------------   ------------------
  Safeco Large-Cap Value Fund      $ 32,305,797      $ 14,519,243
--------------------------------------------------------------------------------------

In addition, on September 22, 2005, beneficial owners of AmSouth Value Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on September 23, 2005, by exchanging all of AmSouth Value Fund's net assets for Value Fund's shares, based on Value Fund's Class A, Class B, Class C, Investor Class, Class R and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                        Pioneer Value Fund     AmSouth Value Fund     Pioneer Value Fund
                       (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
--------------------------------------------------------------------------------------------
  Net Assets
  Class A                 $3,846,864,590          $110,131,470          $3,956,996,060
  Class B                 $   26,743,819          $ 24,011,838          $   50,755,657
  Class C                 $    8,808,028          $          -          $    8,808,028
  Class R                 $       33,730          $          -          $       33,730
  Class Y                 $   14,016,138          $          -          $  308,920,188
  Investor Class          $  124,517,490          $          -          $  124,517,490
  Class I                 $            -          $294,904,050          $            -
  Total Net
  Assets                  $4,020,983,794          $429,047,359          $4,450,031,153
  Shares
  Outstanding
  Class A                    221,821,985             6,958,193             228,173,281
  Class B                      1,650,090             1,553,237               3,131,388
  Class C                        543,908                     -                 543,908
  Class R                          1,994                     -                   1,994
  Class Y                        808,519                     -              20,776,532
  Investor Class               7,173,404                     -               7,173,404
  Class I                              -            18,668,696                       -
  Shares Issued
  in Reorganization
  Class A                                                                    6,351,296
  Class B                                                                    1,481,298
  Class Y                                                                   16,968,012
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                             Unrealized         Accumulated
                          Depreciation on         Gain on
                            Closing Date        Closing Date
--------------------------------------------------------------------------------------------
  AmSouth Value Fund        $73,055,075        $(28,434,297)
--------------------------------------------------------------------------------------------

Pioneer Value Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Value Fund:

We have audited the statement of assets and liabilities, including the schedule of investments, of Pioneer Value Fund (the "Fund") as of September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended September 30, 2001 were audited by other auditors who have ceased operations and whose report, dated November 5, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies form brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Value Fund at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                /s/ Ernst & Young LLP

Boston, Massachusetts
November 14, 2005

Pioneer Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Sub-Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees may serve as a trustee of each of the 88 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Value Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Positions Held          Length of Service
Name and Age               With the Fund           and Term of Office
John F. Cogan, Jr. (79)*   Chairman of the         Trustee since 1982.
                           Board,                  Serves until
                           Trustee and President   successor trustee is
                                                   elected or earlier
                                                   retirement or
                                                   removal

*    Mr. Cogan is an Interested Trustee because he is an officer or director of
     Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------


Pioneer Value Fund
-----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------

                                                                                     Other Directorships Held
Name and Age               Principal Occupation During Past Five Years               by this Trustee
John F. Cogan, Jr. (79)*   Deputy Chairman and a Director of Pioneer Global Asset    Chairman and Director of
                           Management S.p.A. ("PGAM"); Non-Executive Chairman        ICI Mutual Insurance
                           and a Director of Pioneer Investment Management USA       Company; Director
                           Inc. ("PIM-USA"); Chairman and a Director of Pioneer;     of Harbor Global
                           Director of Pioneer Alternative Investment Management     Company, Ltd.
                           Limited (Dublin); President and a Director of Pioneer
                           Alternative Investment Management (Bermuda) Limited
                           and affiliated funds; President and Director of Pioneer
                           Funds Distributor, Inc. ("PFD"); President of all of the
                           Pioneer Funds; and Of Counsel (since 2000, partner prior
                           to 2000), Wilmer Cutler Pickering Hale and Dorr LLP
                           (counsel to PIM-USA and the Pioneer Funds)

*    Mr. Cogan is an Interested Trustee because he is an officer or director of
     Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------

Pioneer Value Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                               Positions Held   Length of Service
Name, Age and Address          With the Fund    and Term of Office
David R. Bock**(61)            Trustee          Trustee since 2005.
3050 K. Street NW,                              Serves until
Washington, DC 20007                            successor trustee
                                                is elected or earlier
                                                retirement or removal

**   Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)              Trustee          Trustee since 1997.
3509 Woodbine Street,                           Serves until
Chevy Chase, MD 20815                           successor trustee
                                                is elected or earlier
                                                retirement or removal
------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58)      Trustee          Trustee since 1990.
1001 Sherbrooke Street West,                    Serves until
Montreal, Quebec, Canada                        successor trustee
H3A 1G5                                         is elected or earlier
                                                retirement or removal
------------------------------------------------------------------------------------------------------------------------


Pioneer Value Fund
------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------

                                                                                            Other Directorships Held
Name, Age and Address          Principal Occupation During Past Five Years                  by this Trustee
David R. Bock**(61)            Senior Vice President and Chief Financial Officer, I-trax,   Director of The Enterprise
3050 K. Street NW,             Inc. (publicly traded health care services company)          Social Investment
Washington, DC 20007           (2001 - present); Managing Partner, Federal City Capital     Company (privately-held
                               Advisors (boutique merchant bank) (1995 - 2000; 2002         affordable housing
                               to 2004); Executive Vice President and Chief Financial       finance company);
                               Officer, Pedestal Inc. (internet-based mortgage trading      Director of New York
                               company) (2000 - 2002)                                       Mortgage Trust (publicly
                                                                                            traded mortgage REIT)

**   Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)              President, Bush International (international financial       Director of Brady
3509 Woodbine Street,          advisory firm)                                               Corporation (industrial
Chevy Chase, MD 20815                                                                       identification and
                                                                                            specialty coated
                                                                                            material products
                                                                                            manufacturer),
                                                                                            Millennium Chemicals,
                                                                                            Inc. (commodity
                                                                                            chemicals), Mortgage
                                                                                            Guaranty Insurance
                                                                                            Corporation, and R.J.
                                                                                            Reynolds Tobacco
                                                                                            Holdings, Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58)      Founding Director, The Winthrop Group, Inc. (consulting      None
1001 Sherbrooke Street West,   firm); Professor of Management, Faculty of Management,
Montreal, Quebec, Canada       McGill University
H3A 1G5
------------------------------------------------------------------------------------------------------------------------

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                Positions Held  Length of Service
Name, Age and Address           With the Fund   and Term of Office
Marguerite A. Piret (57)        Trustee         Trustee since 1982.
One Boston Place, 28th Floor,                   Serves until
Boston, MA 02108                                successor trustee
                                                is elected or earlier
                                                retirement or removal
-------------------------------------------------------------------------------------------------------------------
John Winthrop (69)              Trustee         Trustee since 1985.
One North Adgers Wharf,                         Serves until
Charleston, SC 29401                            successor trustee
                                                is elected or earlier
                                                retirement or removal
-------------------------------------------------------------------------------------------------------------------

Pioneer Value Fund
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

                                                                                          Other Directorships Held
Name, Age and Address           Principal Occupation During Past Five Years               by this Trustee
Marguerite A. Piret (57)        President and Chief Executive Officer, Newbury, Piret &   Director of New America
One Boston Place, 28th Floor,   Company, Inc. (investment banking firm)                   High Income Fund, Inc.
Boston, MA 02108                                                                          (closed-end investment
                                                                                          company)
-------------------------------------------------------------------------------------------------------------------
John Winthrop (69)              President, John Winthrop & Co., Inc.                      None
One North Adgers Wharf,         (private investment firm)
Charleston, SC 29401
-------------------------------------------------------------------------------------------------------------------

Pioneer Value Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Positions Held        Length of Service
Name and Age                 With the Fund         and Term of Office
Osbert M. Hood (53)          Executive Vice        Since June 2003.
                             President             Serves at the
                                                   discretion of the
                                                   Board
-------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (57)     Secretary             Since September,
                                                   2003. Serves
                                                   at the discretion of
                                                   the Board
-------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40)   Assistant Secretary   Since September,
                                                   2003. Serves
                                                   at the discretion of
                                                   the Board
-------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)         Assistant Secretary   Since September,
                                                   2003. Serves
                                                   at the discretion of
                                                   the Board
-------------------------------------------------------------------------------------------------------------------


Pioneer Value Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------
                                                                                        Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                by this Officer
Osbert M. Hood (53)          President and Chief Executive Officer, PIM-USA since       Trustee of certain
                             May 2003 (Director since January 2001); President          Pioneer Funds
                             and Director of Pioneer since May 2003; Chairman and
                             Director of Pioneer Investment Management Shareholder
                             Services, Inc. ("PIMSS") since May 2003; Executive Vice
                             President of all of the Pioneer Funds since June 2003;
                             Executive Vice President and Chief Operating Officer of
                             PIM-USA, November 2000 to May 2003
-------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (57)     Secretary of PIM-USA; Senior Vice President - Legal        None
                             of Pioneer; and Secretary/Clerk of most of PIM-USA's
                             subsidiaries; Secretary of all of the Pioneer Funds since
                             September 2003 (Assistant Secretary from November
                             2000 to September 2003)
-------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40)   Assistant Vice President and Senior Counsel of             None
                             Pioneer since July 2002; Vice President and Senior
                             Counsel of BISYS Fund Services, Inc. (April 2001 to
                             June 2002); Senior Vice President and Deputy General
                             Counsel of Funds Distributor, Inc. (July 2000 to April
                             2001);  Assistant Secretary of all Pioneer Funds since
                             September 2003
-------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)         Partner, Wilmer Cutler Pickering Hale and Dorr LLP;        None
                             Assistant Secretary of all Pioneer Funds since
                             September 2003
-------------------------------------------------------------------------------------------------------------------

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        Positions Held        Length of Service
Name and Age            With the Fund         and Term of Office
Vincent Nave (60)       Treasurer             Since November,
                                              2000. Serves
                                              at the discretion of
                                              the Board
--------------------------------------------------------------------------------------------------------
Mark E. Bradley (45)    Assistant Treasurer   Since November,
                                              2004. Serves
                                              at the discretion of
                                              the Board
--------------------------------------------------------------------------------------------------------
Luis I. Presutti (40)   Assistant Treasurer   Since November,
                                              2000. Serves
                                              at the discretion of
                                              the Board
--------------------------------------------------------------------------------------------------------
Gary Sullivan (47)      Assistant Treasurer   Since May, 2002.
                                              Serves at the
                                              discretion of
                                              the Board
--------------------------------------------------------------------------------------------------------


Pioneer Value Fund
                                                                               Other Directorships Held
Name and Age            Principal Occupation During Past Five Years            by this Officer
Vincent Nave (60)       Vice President - Fund Accounting, Administration       None
                        and Custody Services of Pioneer; and Treasurer of all
                        of the Pioneer Funds
--------------------------------------------------------------------------------------------------------
Mark E. Bradley (45)    Deputy Treasurer of Pioneer since 2004; Treasurer      None
                        and Senior Vice President, CDC IXIS Asset
                        Management Services from 2002 to 2003; Assistant
                        Treasurer and Vice President, MFS Investment
                        Management from 1997 to 2002; and Assistant
                        Treasurer of all of the Pioneer Funds since
                        November 2004
--------------------------------------------------------------------------------------------------------
Luis I. Presutti (40)   Assistant Vice President - Fund Accounting,            None
                        Administration and Custody Services of Pioneer; and
                        Assistant Treasurer of all of the Pioneer Funds
--------------------------------------------------------------------------------------------------------
Gary Sullivan (47)      Fund Accounting Manager - Fund Accounting,             None
                        Administration and Custody Services of Pioneer; and
                        Assistant Treasurer of all of the Pioneer Funds since
                        May 2002
--------------------------------------------------------------------------------------------------------

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                Positions Held         Length of Service
Name and Age                    With the Fund          and Term of Office
Katherine Kim Sullivan (31)     Assistant Treasurer    Since September,
                                                       2003. Serves
                                                       at the discretion of
                                                       the Board
----------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)            Chief Compliance       Since October, 2004.
                                Officer                Serves at the
                                                       discretion of
                                                       the Board
----------------------------------------------------------------------------------------------------------------------

                                                                                              Other Directorships Held
Name and Age                    Principal Occupation During Past Five Years                   by this Officer
Katherine Kim Sullivan (31)     Fund Administration Manager - Fund Accounting,                None
                                Administration and Custody Services since June
                                2003; Assistant Vice President - Mutual Fund
                                Operations of State Street Corporation from June
                                2002 to June 2003 (formerly Deutsche Bank
                                Asset Management); Pioneer Fund Accounting,
                                Administration and Custody Services (Fund Accounting
                                Manager from August 1999 to May 2002, Assistant
                                Treasurer of all Pioneer Funds since September 2003
----------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)            Chief Compliance Officer of Pioneer (Director of              None
                                Compliance and Senior Counsel from November 2000
                                to September 2004); and Chief Compliance Officer of all
                                of the Pioneer Funds since 2004
----------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

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50

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                                                                              51

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52

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--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

     We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

     Call us for:

     Account Information, including existing accounts,
     new accounts, prospectuses, applications
     and service forms                                           1-800-225-6292

     FactFone(SM) for automated fund yields, prices,
     account information and transactions                        1-800-225-4321

     Retirement plans information                                1-800-622-0176

     Telecommunications Device for the Deaf (TDD)                1-800-225-1997

     Write to us:

     PIMSS, Inc.
     P.O. Box 55014
     Boston, Massachusetts 02205-5014


     Our toll-free fax                                           1-800-225-4240


     Our internet e-mail address                  ask.pioneer@pioneerinvest.com
     (for general questions about Pioneer only)


     Visit our web site:                                   www.pioneerfunds.com


     Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

     The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine and non-routine filings of its Form N-1A, totaled approximately $45,770 in 2005 and approximately $44,800 in 2004.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended September 30, 2005 and 2004.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $6,800 in 2005 and $6,000 in 2004.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committeeis required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the fiscal year ended September 30, 2005, there we no services provided to an affiliate that required the Funds audit committee pre-approval.
For the fiscal year ended September 30, 2004, $68,880 was billed to an Affiliate in Dublin for organizational assistance.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Aggregate Non-Audit Fees
The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $50,514 in 2005 and $166,800 in 2004. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates
(as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii)
 of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  November 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2005

* Print the name and title of each signing officer under his or her signature.